Contingent liabilities and contingent assets	6 Months Ended
Dec. 31, 2019
Contingent liabilities and contingent assets
Contingent liabilities and contingent assets

29       Contingent liabilities and contingent assets

29.1     Contingent liabilities

The Group had contingent liabilities at 31 December 2019 in respect of:

(i)    Transfer fees

Under the terms of certain contracts with other football clubs and agents in respect of player transfers, additional amounts, in excess of the amounts included in the cost of registrations, would be payable by the Group if certain substantive performance conditions are met. These excess amounts are only recognized within the cost of registrations when the Group considers that it is probable that the condition related to the payment will be achieved. The maximum additional amounts that could be payable is £60,211,000 (30 June 2019:  £74,321,000; 31 December 2018:  £66,184,000). No material adjustment was required to the amounts included in the cost of registrations during the period (2018: no material adjustments) and consequently there was no material impact on the amortization of registration charges in the statement of profit or loss (2018: no material impact). As of 31 December 2019, the potential amount payable by type of condition and category of player was:

	First team
	squad	Other	Total
Type of condition	£’000	£’000	£’000
MUFC appearances/team success/new contract	20,066	9,890	29,956
International appearances	11,102	—	11,102
Other	18,535	618	19,153
	49,703	10,508	60,211

(ii)        Tax matters

We are currently in active discussions with UK tax authorities over a number of tax areas in relation to arrangements with players and players' representatives. It is possible that in the future, as a result of discussions between the Group and UK tax authorities, as well as discussions UK tax authorities are holding with other stakeholders within the football industry, interpretations of applicable rules will be challenged, which could result in liabilities in relation to these matters. The information usually required by IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’, is not disclosed on the grounds that it is not practicable to be disclosed.

29.2       Contingent assets

(i)          Transfer fees

Under the terms of certain contracts with other football clubs in respect of player transfers, additional amounts would be payable to the Group if certain specific performance conditions are met. In accordance with the recognition criteria for contingent assets, such amounts are only disclosed by the Group when probable and recognized when virtually certain. As of 31 December 2019, the amount of such receipt considered to be probable was £4,046,000 (30 June 2019:  £707,000; 31 December 2018:  £2,063,000).